Note 6 - Employee Incentive Schemes - Restricted Stock Awards Activity (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Balance (in shares) | shares	120,814
Balance (in AUD per share) | $ / shares	$ 0.24
Release of restricted shares (in shares) | shares	(29,162)
Release of restricted shares (in AUD per share) | $ / shares	$ 0.24
Balance (in shares) | shares	91,652
Balance (in AUD per share) | $ / shares	$ 0.24